Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2025	2024
Accrued expense	$4,540,160	$2,325,766
Accrued payroll and welfare	1,351,286	204,973
Contract liabilities	180,608	166,582
Payable for purchasing equipment	52,603	13,101
Others	231,307	330,294
Total	$6,355,964	$3,040,716